FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2018
Estimated Fair Values of Financial Instruments
The estimated fair values of First Financial's financial instruments not measured at fair value on a recurring or nonrecurring basis in the consolidated financial statements were as follows:

	Carrying	Estimated fair value
(Dollars in thousands)	value	Total	Level 1	Level 2	Level 3
December 31, 2018
Financial assets
Cash and short-term investments	$273,959	$273,959	$273,959	$0	$0
Investment securities held-to-maturity	429,328	424,118	0	424,118	0
Other investments	115,660	N/A	N/A	N/A	N/A
Loans held for sale	4,372	4,372	0	4,372	0
Loans and leases, net of ALLL	8,767,672	8,662,868	0	0	8,662,868
Accrued interest receivable	41,816	41,816	0	13,819	27,997

Financial liabilities
Deposits
Noninterest-bearing	$2,492,434	$2,492,434	$0	$2,492,434	$0
Interest-bearing demand	2,307,071	2,307,071	0	2,307,071	0
Savings	3,167,325	3,167,325	0	3,167,325	0
Time	2,173,564	2,146,645	0	2,146,645	0
Total deposits	10,140,394	10,113,475	0	10,113,475	0
Short-term borrowings	1,040,691	1,040,691	1,040,691	0	0
Long-term debt	570,739	557,933	0	557,933	0
Accrued interest payable	12,126	12,126	2,035	10,091	0

	Carrying	Estimated Fair Value
(Dollars in thousands)	Value	Total	Level 1	Level 2	Level 3
December 31, 2017
Financial assets
Cash and short-term investments	$184,624	$184,624	$184,624	$0	$0
Investment securities held-to-maturity	654,008	653,101	0	653,101	0
Other investments	53,140	N/A	N/A	N/A	N/A
Loans held for sale	11,502	11,502	0	11,502	0
Loans and leases, net of ALLL	5,959,162	6,006,656	0	0	6,006,656
Accrued interest receivable	24,496	24,496	0	8,265	16,231

Financial liabilities
Deposits
Noninterest-bearing	$1,662,058	$1,662,058	$0	$1,662,058	$0
Interest-bearing demand	1,453,463	1,453,463	0	1,453,463	0
Savings	2,462,420	2,462,420	0	2,462,420	0
Time	1,317,105	1,306,674	0	1,306,674	0
Total deposits	6,895,046	6,884,615	0	6,884,615	0
Short-term borrowings	814,565	814,565	814,565	0	0
Long-term debt	119,654	117,908	0	117,908	0
Accrued interest payable	5,104	5,104	204	4,900	0

Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The financial assets and liabilities measured at fair value on a recurring basis in the consolidated financial statements were as follows:

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2018
Assets
Derivatives	$0	$29,543	$0	$29,543
Investment securities available-for-sale	97	2,779,158	0	2,779,255
Total	$97	$2,808,701	$0	$2,808,798

Liabilities
Derivatives	$0	$29,336	$0	$29,336

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2017
Assets
Derivatives	$0	$12,757	$0	$12,757
Investment securities available-for-sale	2,969	1,346,439	0	1,349,408
Total	$2,969	$1,359,196	$0	$1,362,165

Liabilities
Derivatives	$0	$12,755	$0	$12,755

Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2018
Assets
Impaired loans	$0	$0	$1,320
OREO	0	0	1,089

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2017
Assets
Impaired loans	$0	$0	$2,671
OREO	0	0	1,086